Average Annual Total Returns - Pharmaceuticals UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	Dow Jones U.S. Select PharmaceuticalsSM Index OneYear		Dow Jones U.S. Select PharmaceuticalsSM Index FiveYears		Dow Jones U.S. Select PharmaceuticalsSM Index TenYears		Dow Jones U.S. Select PharmaceuticalsSM Index InceptionDate
Total	19.98%	3.08%	12.94%	Jun. 28, 2000	19.98%	2.65%	12.42%	11.83%	2.33%	10.74%	18.76%	2.04%	11.79%	Jun. 28, 2000	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	15.86%	[1]	2.85%	[1]	12.70%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.